SUMMARY OF CONSOLIDATED SUBSIDIARIES (Details)	Feb. 28, 2025		Aug. 31, 2024
EvoAir International Limited (British Virgin Islands) [Member]
Ownership percentage	100.00%		100.00%
WKL Eco Earth Holdings Pte Ltd (Singapore) [Member] | EvoAir International Limited [Member]
Ownership percentage	100.00%		100.00%
WKL Eco Earth Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	100.00%		100.00%
WKL Green Energy Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	100.00%		100.00%
EvoAir Manufacturing (M) Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	67.50%		67.50%
WKL EcoEarth Indochina Co Ltd (Cambodia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	55.00%		55.00%
WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	62.50%	[1]	55.00%	[2]
Evo Air Marketing (M) Sdn Bhd (Malaysia) [Member] | Evo Air Manufacturing (M) Sdn Bhd [Member]
Ownership percentage	100.00%		100.00%

[1]	Shareholding of WKL Guanzhe Green Technology Guangzhou Co Ltd (China) has increased from 55% to 62.5% on August 14, 2024.
[2]	Shareholding increased to 62.5% on August 14, 2024